SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Policies)	12 Months Ended
Dec. 31, 2024
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Basis of presentation

(a)   Basis of presentation

The accompanying consolidated financial statements of the Group have been prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”).

Principles of consolidation

(b)   Principles of consolidation

The consolidated financial statements of the Group have been prepared in accordance with U.S. GAAP. The consolidated financial statements include the financial statements of the Company, its subsidiaries, the VIE for which the Company or its subsidiary is the primary beneficiary, and the VIE’s subsidiaries.

Subsidiaries are those entities in which the Company, directly or indirectly, controls more than one half of the voting power or has the power to govern the financial and operating policies, to appoint or remove the majority of the members of the board of directors, or to cast a majority of votes at the meeting of directors. A VIE is an entity in which the Company, or its subsidiary, through contractual arrangements, exercises effective control over the activities that most impact the economic performance, bears the risks of, and enjoys the rewards normally associated with ownership of the entity, and therefore the Company or its subsidiary is the primary beneficiary of the entity.

All intercompany transactions and balances among the Company, its subsidiaries, the VIE and the VIE’s subsidiaries have been eliminated upon consolidation.

Use of estimates

(c)   Use of estimates

The preparation of the consolidated financial statements in accordance with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, related disclosures of contingent assets and liabilities at the balance sheet date, and the reported revenues and expenses during the reported period in the consolidated financial statements and accompanying notes. Accounting estimates include, but not limited to, depreciable lives of property, plant and equipment, and intangible assets, the realization of deferred income tax assets, future warranty expenses, current expected credit loss, lower of cost and net realizable value of inventories, inventory valuation for excess and obsolete inventories and discount rate for operating leases. Changes in facts and circumstances may result in revising estimates. Actual results could differ from those estimates, and as such, differences may be material to the consolidated financial statements.

Convenience translation

(d)   Convenience translation

Translations of balances in the consolidated financial statements from RMB into US$ as of and for the year ended December 31, 2024 are solely for the convenience of the readers and were calculated at the rate of US$1.00=RMB7.2993, the exchange rate in effect as of December 31, 2024, as set forth in the H.10 Statistical release of the Board of Governors of the Federal Reserve System. No representation is made that the RMB amounts could have been, or could be, converted, realized or settled into US$ at that rate on December 31, 2024, or at any other rate. The US$ convenience translation is not required under U.S. GAAP and all US$ convenience translation amounts in the accompanying consolidated financial statements are unaudited.

Commitments and contingencies

(e)   Commitments and contingencies

In the normal course of business, the Group is subject to loss contingencies, such as legal proceedings and claims arising out of its business, that cover a wide range of matters, including, among others, government investigations, shareholder lawsuits, and non-income tax matters. An accrual for a loss contingency is recognized when it is probable that a liability has been incurred and the amount of loss can be reasonably estimated. If a potential material loss contingency is not probable but is reasonably possible, or is probable but cannot be estimated, then the nature of the contingent liability, together with an estimate of the range of possible loss if determinable and material, is disclosed.

Cash and cash equivalents

(f)   Cash and cash equivalents

Cash consists of cash on hand and cash at bank. Cash equivalents represent term deposits with original maturities of three months or less, which are readily convertible to known amounts of cash. Cash and cash equivalents, excluding cash on hand, are deposited in financial institutions at the following locations:

	As of December 31,
	2023	2024
	RMB	RMB
Financial institutions in mainland China
—Denominated in USD	499,117,291	311,341,363
—Denominated in RMB	334,796,621	229,710,326
—Denominated in EUR	18,233,516	66,246,844
—Denominated in GBP	504,471	1,127,657

Total cash and cash equivalents balances held at financial institutions in mainland China	852,651,899	608,426,190

Financial institutions in the United States
—Denominated in USD	691,290	1,583,932

Total cash balances held at United States financial institutions	691,290	1,583,932

Financial institutions in the Hong Kong S.A.R.
—Denominated in USD	11,477,109	9,328,332
—Denominated in HKD	79,213	45,736
—Denominated in EUR	—	5,674

Total cash balances held at Hong Kong S.A.R. financial institutions	11,556,322	9,379,742

Total cash balances held at financial institutions in other locations	7,203,416	10,485,440

Total cash and cash equivalents balances held at financial institutions	872,102,927	629,875,304

Term deposits

(g)  Term deposits

Term deposits represent deposits placed with bank with original maturities of more than three months but less than one year. Term deposits are presented in the following table:

	As of December 31,
	2023	2024
	RMB	RMB
Financial institutions in mainland China
—Denominated in RMB	20,000,000	20,000,000
—Denominated in USD	77,555,565	254,351,895

Total term deposits	97,555,565	274,351,895

Restricted cash

(h)   Restricted cash

Restricted cash is an amount of cash deposited with banks primarily in conjunction with borrowings from banks. Restriction on the use of such cash and the interest earned thereon is imposed by the banks and remains effective throughout the terms of the bank borrowings. Restricted cash is classified as current asset on the Company’s consolidated balance sheets, as all the balance are expected to be released to cash within the next twelve months from December 31, 2024. The Group’s restricted cash are denominated in RMB and USD and are deposited in mainland China.

The following table provides a reconciliation of cash and cash equivalents and restricted cash reported within the consolidated balance sheets that sum to the total of the same such amounts shown in the consolidated statements of cash flows.

	As of December 31,
	2023	2024
	RMB	RMB
Cash and cash equivalents	872,573,460	630,021,303
Restricted cash	107,666,733	216,395,796
Total cash, cash equivalents and restricted cash	980,240,193	846,417,099

Short-term investments

(i)   Short-term investments

The Group’s short-term investments represent the Group’s investments in financial products managed by financial institutions in mainland China which are redeemable at the option of the Group on any working day or have the original maturities of less than twelve months.

The Group classified the short-term investments as available-for-sale securities and are reported at fair value. For the years ended December 31, 2022 and 2023, unrealized holding gains or losses, net of the related tax effect, on available-for-sale securities were excluded from earnings and recorded as a separate component of accumulated other comprehensive loss until realized. Realized gains or losses from the sale of short-term investments are determined on a specific identification basis and are recorded as investment income when earned.

The Group purchased short-term investments with aggregate amounts of RMB2,045,830,020 for the year ended December 31, 2024, and elected the fair value option at the date of initial recognition in accordance with Accounting Standards Codification (“ASC”) Topic 825, Financial Instruments, (“ASC 825), as the Group believes this approach can better reflect the economics of its investment interest. Changes in the fair value of these investments in the amount of RMB2,358,995 for the year ended December 31, 2024 were reflected on the consolidated statement of comprehensive loss as investment income. Fair value is estimated based on quoted prices provided by financial institutions at the end of each reporting period. As of December 31, 2023 and 2024, the balances of short - term investments were nil.

Inventories

(j)   Inventories

Inventories, consisting of finished goods and raw materials are stated at the lower of cost or net realizable value. The cost of inventory is determined using the weighted average cost method. Cost of finished goods comprise direct materials, direct production costs and an allocation of production overheads based on normal operating capacity, and delivery cost. The Group takes ownership, risks and rewards of the products purchased. Inventory is written down for damaged and slow-moving goods, which is dependent upon factors such as historical and forecasted consumer demand. The Group also reviews inventory to determine whether its carrying value exceeds the net amount realizable upon the ultimate sale of the inventory. This requires the determination of the estimated selling price of the inventory less the estimated cost to convert inventory on hand into a finished product. Once inventory is written down, a new, lower cost basis for that inventory is established and subsequent changes in facts and circumstances do not result in the restoration or increase in that newly established cost basis.

Property, plant and equipment, net

(k)   Property, plant and equipment, net

Property, plant and equipment are stated at cost less accumulated depreciation and any recorded impairment.

Costs incurred in the construction of property, plant and equipment, including down payments and progress payments, are initially capitalized as construction in progress and transferred into their respective asset categories when the assets are ready for their intended use, at which time depreciation commences.

The estimated useful lives are as follows:

Estimated useful lives
Furniture	3 - 5 years
Machinery and equipment	3 - 10 years
Building	50 years
Office and electronic equipment	2 - 5 years
Leasehold improvements	The shorter of the estimated useful life or remaining lease term
Motor vehicles	3 - 4 years

Depreciation on property, plant and equipment is calculated on the straight-line method over the estimated useful lives of the assets.

Depreciation of property, plant and equipment attributable to manufacturing activities is capitalized as part of inventories, and recognized as cost of revenues when the inventory is sold.

When items are retired or otherwise disposed of, income is charged or credited for the difference between net book value and the proceeds received thereon. Ordinary maintenance and repairs are charged to expense as incurred, and replacements and betterments are capitalized and amortized over the remaining useful life.

Intangible assets, net

(l)    Intangible assets, net

Intangible assets acquired separately are measured on initial recognition at cost. Following initial recognition, intangible assets with finite lives are carried at cost less any accumulated amortization and any accumulated impairment losses.

Intangible assets with finite lives are amortized over the useful economic life on straight-line basis and assessed for impairment whenever there is an indication that the intangible assets may be impaired.

Leases

(m)  Leases

The Group elected the practical expedient of the short-term lease exemption for contracts with lease terms of twelve months or less. The Group categorizes leases with contractual terms longer than twelve months as either operating or finance lease. However, the Group has no finance leases for any of the periods presented.

The Group determines if an arrangement is a lease or contains a lease at lease inception. For operating leases, the Group recognizes a right-of-use asset and a lease liability based on the present value of the lease payments over the lease term, reduced by lease incentives received, plus any initial direct costs, using the discount rate for the lease at the commencement date. Variable lease payments not dependent on an index or rate are excluded from the right-of-use asset and lease liability calculations and are recognized in expense in the period which the obligation for those payments is incurred. As the rate implicit in the Group’s lease is not typically readily available, the Group uses an incremental borrowing rate based on the information available at the lease commencement date in determining the present value of lease payments. This incremental borrowing rate reflects the fixed rate at which the Group could borrow the amount of the lease payments on a collateralized basis in the same currency, for a similar term, in a similar economic environment. The Group’s lease terms may include options to extend or terminate the lease. Such options are accounted for only when it is reasonably certain that the Group will exercise the options. Lease expense for lease payments is recognized on a straight-line basis over the lease term.

Impairment of long-lived assets

(n)   Impairment of long-lived assets

Long-lived assets such as property, plant and equipment, intangible assets and operating lease right-of-use assets with finite lives are evaluated for impairment whenever events or changes in circumstances indicate that the carrying value of an asset may not be fully recoverable or that the useful life is shorter than the Group had originally estimated. When these events occur, the Group evaluates the impairment for the long-lived assets by comparing the carrying value of the assets with an estimate of future undiscounted cash flows expected to be generated from the use of the assets and their eventual disposition. If the sum of the expected future undiscounted cash flows is less than the carrying value of the assets, the Group recognizes an impairment loss based on the excess of the carrying value of the assets over the fair value of the assets. No impairment of long-lived assets was recognized for the years ended December 31, 2022, 2023 and 2024.

Fair value measurements

(o)   Fair value measurements

Fair value represents the price that would be received from selling an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. As such, fair value is a market-based measurement that should be determined based on assumptions that market participants would use in pricing an asset or a liability.

Accounting guidance defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. Accounting guidance establishes a three-level fair value hierarchy and requires an entity to maximize the use of observable inputs and minimize the use of unobservable inputs when measuring fair value. A financial instrument’s categorization within the fair value hierarchy is based upon the lowest level of input that is significant to the fair value measurement. The three levels of inputs are:

Level 1—Observable inputs that reflect quoted prices (unadjusted) for identical assets or liabilities in active markets.

Level 2—Include other inputs that are directly or indirectly observable in the marketplace.

Level 3—Unobservable inputs which are supported by little or no market activity.

Accounting guidance also describes three main approaches to measuring the fair value of assets and liabilities: (1) market approach; (2) income approach and (3) cost approach. The market approach uses prices and other relevant information generated from market transactions involving identical or comparable assets or liabilities. The income approach uses valuation techniques to convert future amounts to a single present value amount. The measurement is based on the value indicated by current market expectations about those future amounts. The cost approach is based on the amount that would currently be required to replace an asset.

Financial assets and liabilities of the Group primarily consist of cash and cash equivalents, term deposits, restricted cash, short-term investments, accounts receivable, other receivables, short-term bank borrowings, notes payable, accounts payable, and other payables. The Group measures short-term investments at fair value on a recurring basis. Short-term investments represent financial products issued by financial institutions, which are valued based on prices per unit quoted by issuers. They are categorized in Level 2 of the fair value hierarchy.

As of December 31, 2023 and 2024, the carrying amount of accounts receivable, other receivables, notes payable, accounts payable, and other payables are carried at cost which approximates their fair values due to the short-term nature of the instruments, the carrying amount of cash and cash equivalents, term deposits, restricted cash and short-term bank borrowings approximates its fair value as interest rate is comparable to the prevailing interest rate in the market.

The Group’s non-financial assets, such as property, plant and equipment, intangible assets and operating lease right-of-use assets, would be measured at fair value only if they were determined to be impaired.

Revenue recognition

(p)   Revenue recognition

The Group generates substantially all of its revenues from sales of electric scooters, accessories and spare parts to offline distributors in mainland China and overseas markets, or directly to overseas individual customers online. The Group also generates its revenues from its subscription-based mobile application services, as well as insurance service as an agent.

The Group recognizes revenues upon the satisfaction of its performance obligation (upon transfer of control of promised goods or services to customers) in an amount that reflects the consideration to which the Group expects to be entitled to in exchange for those goods or services, excluding amounts collected on behalf of third parties (for example, value added taxes). For each performance obligation satisfied over time, the Group recognizes revenue over time by measuring the progress toward complete satisfaction of that performance obligation. If the Group does not satisfy a performance obligation over time, the performance obligation is satisfied at a point in time.

To achieve that core principle, the Group applies the five steps defined under Accounting Standards Codification Topic 606: (i) identify the contract(s) with a customer, (ii) identify the performance obligations in the contract, (iii) determine the transaction price, (iv) allocate the transaction price to the performance obligations in the contract, and (v) recognize revenue when (or as) the entity satisfies a performance obligation. The Group assesses its revenue arrangements against specific criteria in order to determine if it is acting as principal or agent. Revenue arrangements with multiple performance obligations are divided into separate distinct goods or services. A performance obligation is considered distinct from other obligations in a contract when it (a) provides a benefit to the customer either on its own or together with other resources that are readily available to the customer and (b) is separately identified in the contract. The Group allocates the transaction price to each performance obligation based on the relative stand-alone selling price (“SSP”) of the goods or services provided. Revenue is recognized upon the transfer of control of promised goods or services to a customer.

Products

The Group identified one performance obligation which is to sell products, such as electric scooters, accessories and spare parts, to offline distributors in mainland China and overseas markets, or directly to overseas individual customers online. For all sales of products, the Group requires a signed contract or purchase order, which specifies pricing, quantity and product specifications. Revenue of product sales is recognized on a gross basis upon the satisfaction of its performance obligation, which is to transfer the control of the promised products to customers.

The transfer of control of the products is satisfied at a point in time. When the Group sells its products to its domestic offline distributors in mainland China, the transfer of control of the products is evidenced by goods receipt notes signed by the domestic offline distributors or their designated carriers, which is generally at the Group’s warehouse. When the Group sells its products to overseas offline distributors, the transfer of control of the products is evidenced by shipping documents dependent upon the terms of the underlying contract. When the Group sells its products to individual customers through its own online store and third-party e-commerce platforms, the Group is responsible for the delivery to individual customers. The transfer of control of the products is evidenced by goods receipt notes signed by individual customers.

The Group provides sales volume rebate to qualified distributors based on the volume sold to such distributors in a certain period and grants online individual customers unconditional right to return the products within 7 to 30 days after their acceptance.

Revenues are measured as the amount of consideration the Group expects to receive in exchange for transferring products to domestic and overseas offline distributors or individual customers. Consideration is recorded net of sales volume rebate, sales returns and VAT. Sales returns is estimated based on historical experiences, which were insignificant for the years ended December 31, 2022, 2023 and 2024.

The Group utilizes delivery service providers to deliver products to overseas offline distributors and individual customers (“shipping activities”), but the delivery service is not considered as a separate obligation as the shipping activities are performed before the overseas offline distributors and individual customers obtain control of the products. Therefore, shipping activities are not considered a separate promised service to them but rather are activities to fulfill the Group’s promise to transfer the products. Outbound shipping charges to overseas offline distributors and individual customers are included as a part of the revenues, and outbound shipping-related costs are included in our inventory and recognized as cost of revenue upon sale of products to overseas offline distributors and individual customers. Shipping costs incurred for sales of products and recognized as cost of revenues were RMB101,970,407, RMB52,541,201 and RMB70,938,685 for the years ended December 31, 2022, 2023 and 2024, respectively.

Cash collected before product delivery is recognized as advances from customers.

Service

When the Group sells its smart electric scooters to its customers, it generally provides mobile application services for free for one year (the “free service period”). Customers are able to locate their smart electric scooters, as well as obtain the operating status (e.g. battery status), and claim online repair and maintenance requests by registering their smart electric scooters on the Group’s mobile application. Customers may elect to subscribe to such services after the free service period if they want to continue using aforementioned functions.

Such revenue arrangements are divided into separate distinct performance obligations, including electric scooters and mobile application services. The Group determines the SSP for electric scooters and mobile application services based on their relative selling prices.

The allocated revenue to mobile application services for the free service period and subscribed mobile application service revenue is deferred and recognized on a straight-line basis over the service period, as the Group determines that the customer simultaneously receives and consumes benefits provided by the Group as the Group performs during the free service period or the subscription period.

The deferred revenue that will be recognized in the next twelve months is classified as current portion, and the remaining balance of deferred revenue is classified as non-current portion.

The Group also sells insurance plan for electric scooters, named NIU Cover, to individual customers at their option. The insurance is provided by third party insurance companies. The Group determines that it acts as an agent for the NIU Cover service because it does not obtain control of the service before the service is transferred to the customers. The Group recognizes revenue on net basis when the insurance agreement is entered into between individual customers and insurance providers.

Remaining performance obligations

The remaining performance obligation disclosure provides the aggregate amount of the transaction price yet to be recognized as of the end of the reporting period and an explanation as to when the Group expects to recognize these amounts in revenue. Additionally, as a practical expedient, the Group does not disclose the remaining performance obligations of contracts that have an original duration of one year or less.

As of December 31, 2024, the aggregate amount of the transaction price allocated to remaining performance obligations that are unsatisfied or partially unsatisfied was RMB103,026,822. Given the profile of contract terms, RMB86,139,963 of the remaining performance obligation is expected to be recognized as revenue within the next 12 months and RMB16,886,859 is expected to be recognized as revenue between next 12 to 36 months.

Contract Balances

(q)   Contract Balances

Timing of revenue recognition may differ from the timing of invoicing to customers. Accounts receivable are recorded at the invoiced amount and do not bear interest. Amounts collected on accounts receivable are included in net cash provided by operating activities in the consolidated statements of cash flows.

The provision of credit losses for accounts receivable is based upon the current expected credit losses (“CECL”) model. The CECL model requires an estimate of the credit losses expected over the life of accounts receivable since initial recognition, and accounts receivable with similar risk characteristics are grouped together when estimating CECL. In assessing the CECL, the Group considers both quantitative and qualitative information that is reasonable and supportable, including historical credit loss experience, adjusted for relevant factors impacting collectability and forward-looking information indicative of external market conditions. While the Group uses the best information available in making determination, the ultimate recovery of recorded receivables is also dependent upon future economic events and other conditions that may be beyond the Group’s control. Accounts receivable which are deemed to be uncollectible are charged off against the allowance after all means of collection have been exhausted and the potential for recovery is considered remote. There is a time lag between when the Group estimates a portion of or the entire account balances to be uncollectible and when a write off of the account balances is taken. The Group does not have any off-balance sheet credit exposure related to its customers.

A contract liability is recognized when the Group has an obligation to transfer products or services to a customer for which the Group has received consideration from the customer, or for which an amount of consideration is due from the customer. Contract liabilities are included in advances from customers and deferred revenue on the consolidated balance sheets.

Changes in the Group’s contract liabilities (advances from customers and deferred revenue) are presented in the following table for the years ended December 31, 2023 and 2024:

Contract liabilities as of January 1, 2023	73,901,130
Cash received in advance, excluding VAT	2,118,016,702
Revenue recognized from opening balance of contract liabilities	(62,471,630)
Revenue recognized from contract liabilities arising during 2023	(2,055,218,506)
Contract liabilities as of December 31, 2023	74,227,696
Cash received in advance, excluding VAT	3,240,822,892
Revenue recognized from opening balance of contract liabilities	(61,059,585)
Revenue recognized from contract liabilities arising during 2024	(3,150,964,181)
Contract liabilities as of December 31, 2024	103,026,822

Warranties

(r)   Warranties

The Group provides for the estimated costs of warranties at the time when revenue is recognized. The specific terms and conditions of those warranties vary among different parts of electric scooters. Factors that affect the Group’s warranty obligation include product defect rates and costs of repair or replacement. These factors are estimates that may change based on new information that becomes available during the reported period. The portion of the warranty reserve expected to be incurred within the next 12 months is included within accrued expenses and other current liabilities while the remaining balance is included within other non-current liabilities on the consolidated balance sheets.

Cost of Revenues	(s) Cost of Revenues Cost of revenues mainly consists of the cost of products sold, logistics costs, tariff costs, write-downs of inventories and warranty costs.
Selling and Marketing Expenses

(t)   Selling and Marketing Expenses

Selling and marketing expenses mainly consist of advertising expenses, promotion expenses and payroll and related expenses for personnel engaged in selling and marketing activities. Advertising expenses, which consist primarily of online and offline advertisements, are expensed when the services are received. The advertising expenses were RMB191,776,905, RMB177,824,898 and RMB183,032,140 for the years ended December 31, 2022, 2023 and 2024, respectively.

General and Administrative Expenses

(u)   General and Administrative Expenses

General and administrative expenses mainly consist of payroll and related costs for employees involved in general corporate functions, professional fees, allowance for doubtful accounts, foreign currency exchange gains (losses) and other general corporate expenses, as well as expenses associated with the use of facilities and equipment by these functions, such as depreciation and rental expenses.

Research and Development Expenses

(v)    Research and Development Expenses

Research and development expenses mainly consist of payroll and related costs for employees involved in researching and developing new products and technologies, and design and development expenses, primarily including validation and testing fees. Research and development expenses are expensed as incurred.

Government Grants

(w)   Government Grants

Government grants are recognized when there is reasonable assurance that the Group will comply with the conditions attached to it and the grant will be received. Grants that compensate the Group for expenses incurred are recognized in the Group’s consolidated statements of comprehensive loss on a systematic basis in the same periods in which the expenses are incurred. Grants that compensate the acquisition cost of an asset are recorded as a liability in the Group’s consolidated balance sheets and are recognized in the Group’s consolidated statements of comprehensive loss over the useful life of the asset. As of December 31, 2023 and 2024, nil of liability was related to the government grants that compensate the acquisition cost of an asset.

The Group’s government grants mainly consist of certain subsidies from local government or industrial parks where its offices locate. For the years ended December 31, 2022, 2023 and 2024, RMB16,385,038, RMB2,968,735 and RMB911,566 of government grants are recognized in the consolidated statements of comprehensive loss, respectively. There were no significant commitment, contingencies or provision for recapture conditions for the government grants received for the years ended December 31, 2022, 2023 and 2024.

Share-based Compensation

(x)   Share-based Compensation

The Company periodically grants share-based awards, including but not limited to, restricted share units and share options to eligible employees and directors.

Share-based awards granted to employees and directors are measured at the grant date fair value of the awards, and are recognized as compensation expense using the straight-line method over the requisite service period, which is generally the vesting period. Forfeitures are accounted when they occur.

A change in any of the terms or conditions of share-based awards is accounted for as a modification of the awards. The Group calculates incremental compensation cost of a modification as the excess of the fair value of the modified awards over the fair value of the original awards immediately before its terms are modified at the modification date. For vested awards, the Group recognizes incremental compensation cost in the period the modification occurs. For awards not being fully vested, the Group recognizes the sum of the incremental compensation cost and the remaining unrecognized compensation cost for the original awards over the remaining requisite service period after modification.

Share-based compensation in relation to the restricted share units is measured based on the fair value of the Company’s ordinary shares at the grant date of the award. The fair value is the closing prices of the Company’s ordinary shares traded in the open market as of the grant date. Share-based compensation in relation to the share options is estimated using the Binominal Option Pricing Model. The determination of the fair value of share options is affected by the share price of the Company’s ordinary shares as well as the assumptions regarding a number of variables, including the expected share price volatility (estimated based on the historical volatility of the Company and comparable peer public companies with a time horizon close to the expected term of the Company’s options), risk-free interest rate, exercise multiple and expected dividend yield. The fair value of these awards was determined with the assistance from a valuation report prepared by an independent valuation firm using management’s estimates and assumptions.

Employee Benefits

(y)    Employee Benefits

The Company’s subsidiaries and the VIE and VIE’s subsidiaries in mainland China participate in a government mandated, multiemployer, defined contribution plan, pursuant to which certain retirement, medical, housing and other welfare benefits are provided to employees. PRC labor laws require the entities incorporated in China to pay a monthly contribution calculated at a stated contribution rate on the monthly basic compensation of qualified employees. The Group has no further commitments beyond its monthly contribution. Employee social benefits included as cost of revenues and expenses in the accompanying consolidated statements of comprehensive loss amounted to RMB42,637,403, RMB42,376,447 and RMB43,792,304 for the years ended December 31, 2022, 2023 and 2024, respectively.

Income Taxes

(z)    Income Taxes

Current income taxes are provided on the basis of net loss for financial reporting purposes, and adjusted for income and expense items which are not assessable or deductible for income tax purposes, in accordance with the regulations of the relevant tax jurisdictions. Deferred income taxes are provided using the asset and liability method. Under this method, deferred income tax assets and liabilities are recognized for the tax effects of temporary differences and are determined by applying enacted statutory tax rates that will be in effect in the period in which the temporary differences are expected to reverse to the temporary differences between the financial statements’ carrying amounts and the tax bases of assets and liabilities. Deferred tax assets and liabilities are offset if there is a legally enforceable right to offset deferred tax liabilities and assets, and they relate to income taxes levied by the same tax authority on the same taxable entity.

A valuation allowance is provided to reduce the amount of deferred income tax assets if based on the weight of available evidence, it is more-likely-than-not that some portion, or all, of the deferred income tax assets will not be realized. The effect on deferred income taxes arising from a change in tax rates is recognized in the consolidated statements of comprehensive loss in the period of change.

The Group applies a “more likely than not” recognition threshold in the evaluation of uncertain tax positions. The Group recognizes the benefit of a tax position in its consolidated financial statements if the tax position is “more likely than not” to prevail based on the facts and technical merits of the position. Tax positions that meet the “more likely than not” recognition threshold are measured at the largest amount of tax benefit that has a greater than fifty percent likelihood of being realized upon settlement. Unrecognized tax benefits may be affected by changes in interpretation of laws, rulings of tax authorities, tax audits, and expiry of statutory limitations. In addition, changes in facts, circumstances and new information may require the Group to adjust the recognition and measurement estimates with regard to individual tax positions. Accordingly, unrecognized tax benefits are periodically reviewed and re-assessed. Adjustments, if required, are recorded in the Group’s consolidated financial statements in the period in which the change that necessities the adjustments occur. The ultimate outcome for a particular tax position may not be determined with certainty prior to the conclusion of a tax audit and, in certain circumstances, a tax appeal or litigation process. The Group records interest and penalties related to unrecognized tax benefits (if any) in interest expenses and general and administrative expenses, respectively. As of December 31, 2023 and 2024, the Group did not have any significant unrecognized uncertain tax positions.

Foreign currency translation and foreign currency risks

(aa) Foreign currency translation and foreign currency risks

The Group’s reporting currency is Renminbi (“RMB”). The functional currency of the Company and its subsidiaries incorporated in Hong Kong S.A.R., the United States and Singapore is the United States dollars (“US$” or “USD”). For the Company’s subsidiaries incorporated in British Virgin Islands, Indonesia, Switzerland, Germany and Italy, the functional currencies are the Great Britain Pound (“GBP”), Indonesian Rupiah (“IDR”), Swiss Franc (“CHF”) and European Monetary Unit (“EUR”), respectively.

The functional currency of the Company’s subsidiaries in mainland China, the VIE and VIE’s subsidiaries is RMB.

Transactions denominated in currencies other than the functional currency are remeasured into the functional currency at the exchange rates prevailing at the dates of the transactions. Monetary assets and liabilities denominated in a foreign currency are remeasured into the functional currency using the applicable exchange rate at the balance sheet date. The resulted exchange differences are recorded as foreign currency exchange gains (losses) in the consolidated statements of comprehensive loss.

The financial statements of the Company, its subsidiaries incorporated in Hong Kong S.A.R. and non-PRC countries are translated from their respective functional currencies into RMB. Assets and liabilities are translated into RMB using the applicable exchange rates at the balance sheet date. Equity accounts other than earnings generated in the current period are translated into RMB using the appropriate historical rates. Revenues, expenses, gains and losses are translated into RMB using the average exchange rates for the relevant period. The resulted foreign currency translation adjustments are recorded as a component of other comprehensive loss in the consolidated statements of comprehensive loss and the accumulated foreign currency translation adjustments are recorded as a component of accumulated other comprehensive loss in the consolidated statements of changes in shareholders’ equity.

The RMB is not a freely convertible currency. The PRC State Administration for Foreign Exchange, under the authority of the PRC government, controls the conversion of RMB to foreign currencies. The value of the RMB is subject to changes of central government policies and international economic and political developments affecting supply and demand in the China foreign exchange trading system market.

Concentration and risk

(bb) Concentration and risk

Concentration of customers and suppliers

The following tables summarized the customer with greater than 10% of the total revenue, accounts receivable and advances from customers:

	For the Year Ended December 31,
	2022		2023		2024
	RMB	%	RMB	%	RMB	%
Greater than 10% of the total revenue:
Customer A	*	*	319,208,693	12%	527,366,534	16%

	As of December 31,
	2023		2024
	RMB	%	RMB	%
Greater than 10% of the accounts receivable:
Customer B	90,892,779	34%	78,647,993	25%
Customer C	*	*	59,139,808	19%
Customer D	32,443,005	12%	29,537,164	10%

	As of December 31,
	2023		2024
	RMB	%	RMB	%
Greater than 10% of advances from customers:
Customer E	2,396,333	12%	*	*

The following table summarized the suppliers with greater than 10% of the total purchase:

	For the Year Ended December 31,
	2022		2023		2024
	RMB	%	RMB	%	RMB	%
Greater than 10% of total purchase:
Supplier X	354,956,312	13%	*	*	*	*
Supplier Y	*	*	286,132,811	16%	322,251,970	12%

No supplier individually represents greater than 10% of accounts payable of the Group as of December 31, 2023 and 2024.

*The amount was less than 10% of total balance.

Concentration of credit risk

Financial instruments that potentially expose the Group to concentrations of credit risk primarily consist of cash, cash equivalents, term deposits, restricted cash, short-term investments, accounts receivables and other receivables.

The Group’s investment policy requires cash,cash equivalents, term deposits, restricted cash and short-term investments to be placed with high-quality financial institutions and to limit the amount of credit risk from any one issuer. The Group regularly evaluates the credit standing of the counterparties or financial institutions. In determining the credit risk for other receivables, the Group has taken into account the historical default experience and forward-looking information, as appropriate. The management has assessed that no debtors of these receivables had a significant increase in credit risk since initial recognition and risk of default is insignificant, and therefore, no material credit loss allowance was provided for other receivables for the reporting period.

The Group conducts credit evaluations on its customers prior to delivery of goods or services. The assessment of customer creditworthiness is primarily based on historical collection records, research of publicly available information and customer on-site visits by senior management. Based on this analysis, the Group determines what credit terms, if any, to offer to each customer individually. If the assessment indicates a likelihood of collection risk, the Company will not deliver the services or sell the products to the customer or require the customer to pay cash, post letters of credit to secure payment or to make significant down payments.

Interest rate risk

The Group’s short-term bank borrowing bears interests at fixed rates. If the Group were to renew these loans, the Group might be subject to interest rate risk.

Loss per Share

(cc)  Loss per Share

Basic loss per share is computed by dividing net loss attributable to holders of ordinary shares by the weighted average number of ordinary shares or ordinary share equivalents outstanding during the year using the two-class method. Vested share options, which are exercisable for nominal consideration, and vested restricted share units are included in the calculation of the weighted-average number of shares of ordinary shares as ordinary share equivalents. Under the two-class method, any net income is allocated between ordinary shares and other participating securities based on their participating rights. A net loss is not allocated to participating securities when the participating securities does not have contractual obligation to share losses.

Diluted loss per share is calculated by dividing net loss attributable to ordinary shareholders by the weighted average number of ordinary shares used in calculating basic net loss per ordinary share and dilutive ordinary equivalent shares outstanding during the period. Ordinary equivalent shares consist of ordinary shares issuable upon the exercise of outstanding share option with the exception of vested share options with nominal exercise consideration and unvested restricted share units (using the treasury stock method). Ordinary equivalent shares are calculated based on the most advantageous conversion rate or exercise price from the standpoint of the security holder. Ordinary equivalent shares are not included in the denominator of the diluted loss per share calculation when inclusion of such shares would be anti-dilutive.

Segment Reporting

(dd) Segment Reporting

The Company’s chief operating decision maker has been identified as the Chief Executive Officer, who reviews consolidated results when making decisions about allocating resources and assessing performance of the Group as a whole. For the purpose of internal reporting and management’s operation review, the Company’s Chief Executive Officer and management personnel do not segregate the Group’s business by product. All products and services are viewed as in one and the only operating segment. The measure of segment assets is reported on the consolidated balance sheets as total consolidated assets. The revenue, costs and expenses, and the net loss for the reportable segment are the same as those presented on the consolidated statements of comprehensive loss.

Restricted Net Assets

(ee) Restricted Net Assets

The paid-in capitals of the Group’s subsidiaries in mainland China, VIE and VIE’s subsidiaries are subject to restrictions on their distribution and transfer according to PRC laws and regulations. In addition, in accordance with the PRC Company Laws, the Group’s subsidiaries in mainland China, VIE and VIE’s subsidiaries must make appropriations from their after-tax profits as determined under the generally accepted accounting principles in the PRC (“PRC GAAP”) to non-distributable reserve funds including statutory surplus fund and discretionary surplus fund. The appropriation to the statutory surplus fund must be 10% of the after-tax profits as determined under PRC GAAP. Appropriation is not required if the statutory surplus fund has reached 50% of the registered capital of the PRC companies. Appropriation to the discretionary surplus fund is made at the discretion of the PRC companies. The statutory surplus fund and discretionary surplus fund are restricted for use. They may only be applied to offset losses or increase the registered capital of the respective companies. These reserves are not allowed to be transferred to the Company by way of cash dividends, loans or advances, nor can they be distributed except for liquidation.

As of December 31, 2024, the Company had restricted net assets in amount of RMB433,868,390, which was comprised of the paid-in capital and statutory surplus fund of the Group’s subsidiaries in mainland China, VIE and VIE’s subsidiaries.

Recent Accounting Pronouncements

(ff) Recent Accounting Pronouncements

In November 2023, the Financial Accounting Standard Board (“FASB”) issued ASU 2023-07, Segment Reporting (Topic 280), Improvements to Reportable Segment Disclosures. The amendments introduce a new requirement to disclose significant segment expenses regularly provided to the chief operating decision maker (CODM), extends certain annual disclosures to interim periods, clarifies single reportable segment entities must apply ASC 280 in its entirety, permits more than one measure of segment profit or loss to be reported under certain conditions, and requires disclosure of the title and position of the CODM. ASU 2023-07 is effective for fiscal years beginning after December 15, 2023, and interim periods within fiscal years beginning after December 15, 2024. Early adoption is permitted. The Company adopted ASU 2023-07 for the year beginning January 1, 2024 and there was no material impact to the consolidated financial statements.

In December 2023, the FASB issued ASU 2023-09, Income Taxes (Topic 740), Improvements to Income Tax Disclosures. The amendments in ASU 2023-09 address investor requests for more transparency about income tax information through improvements to income tax disclosures primarily related to the rate reconciliation and income taxes paid information. This ASU also includes certain other amendments to improve the effectiveness of income tax disclosures. For public business entities, the amendments in this ASU are effective for annual periods beginning after December 15, 2024. Early adoption is permitted for annual financial statements that have not yet been issued or made available for issuance. The amendments in this ASU should be applied on a prospective basis. Retrospective application is permitted. The Company is currently evaluating the impact of this new guidance on its consolidated financial statements of adopting this guidance.

In November 2024, the FASB issued ASU 2024-03, Income Statement—Reporting Comprehensive Income-Expense Disaggregation Disclosures (Subtopic 220-40): Disaggregation of Income Statement Expenses. This update requires that at each interim and annual reporting period public entities disclose (1) the amounts of purchases of inventory, employee compensation, depreciation, amortization, and depletion) in commonly presented expense captions; (2) certain amounts that are already required to be disclosed under current GAAP in the same disclosure as the other disaggregation requirements; (3) a qualitative description of the amounts remaining in relevant expense captions that are not separately disaggregated quantitatively; and (4) the total amount of selling expenses and, in annual reporting periods, the definition of selling expenses. In January 2025, the FASB issued ASU 2024-03, Income Statement - Reporting Comprehensive Income - Expense Disaggregation Disclosures (Subtopic 220-40): Clarifying the Effective Date. This update clarifies that ASU 2024-03 is effective for annual reporting periods beginning after December 15, 2026, and interim periods within annual reporting periods beginning after December 15, 2027. Early adoption is permitted. The Company is currently evaluating the impact on its financial statements of adopting this guidance.